Borrowings (Details)					9 Months Ended
	Oct. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023	Feb. 28, 2023 USD ($)	Feb. 28, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)
Short-Term Debt [Line Items]
Mortgage loan										$ 1,793,001	$ 14,000,000		$ 4,457,104	$ 34,800,000
Fixed interest rate									12.00%
Short term borrowings						$ 1,066,160		$ 1,804,950				$ 4,477,254
Cash consideration	$ 1,600,000
Mortgage settled amount		$ 787,157					$ 6,000,000
Mortgage interest expense		$ 18,678	$ 145,833
Short-term borrowing				$ 5,000,000	$ 5,000,000,000,000
Mortgage Loans [Member]
Short-Term Debt [Line Items]
Short term borrowings						$ 1,066,160
Hong Kong [Member] | Mortgage Loans [Member]
Short-Term Debt [Line Items]
Fixed interest rate										13.75%	13.75%		10.85%	10.85%
Hong Kong [Member] | Mortgage Loans [Member]
Short-Term Debt [Line Items]
Fixed interest rate										13.75%	13.75%